Annual Total Returns- Vanguard Market Neutral Fund (Retail) [BarChart] - Retail - Vanguard Market Neutral Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.80%	(1.50%)	8.59%	4.26%	5.41%	2.62%	(4.89%)	0.59%	(9.57%)	(11.57%)